Share Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) plan $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of active equity incentive plans | plan	2
Aggregate number of shares of common stock authorized to issue under the Plans (in shares)	1,850,000
Shares available for future issuance under the Plans (in shares)	2,066,965
Number of shares reserved for issuance under the Plans (in shares)	359,272
Stock options granted (in shares)	0	0
Purchase price of granted restricted stock (usd per share) | $ / shares	$ 0
Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock options contractual term under the Plans	2 years 8 months 24 days
Stock options granted (in shares)	0
Unrecognized compensation cost | $	$ 25
Weighted average period of years	1 year 1 month 2 days
Cash received from stock option exercises | $	$ 26	$ 5
Total intrinsic value of stock options exercised | $	$ 36	$ 12
Restricted Stock [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average period of years	2 years 2 months 5 days
Weighted average grant-date fair value of the restricted stock units (usd per share) | $ / shares	$ 1.92	$ 4.77
Unrecognized compensation costs | $	$ 700
Maximum [Member] | Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock options requisite service period under the Plans	4 years
Stock options contractual term under the Plans	10 years
Maximum [Member] | Restricted Stock [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
restricted stock vesting period under the Plans	4 years
Minimum [Member] | Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock options requisite service period under the Plans	1 year
Stock options contractual term under the Plans	7 years
Minimum [Member] | Restricted Stock [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
restricted stock vesting period under the Plans	1 year